Stock Option Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Employee and Nonemployee Stock Option Activity

A summary of employee and nonemployee stock option activity for year ended December 31, 2012 and the six months ended June 30, 2013 is as follows:

	Options Outstanding		Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
	Number of Shares	Weighted- Average Exercise Price
Outstanding January 1, 2012	559,990	$12.85	8.10	$11,737,710
Granted	2,400	33.80
Cancelled or expired	(9,050)	23.43

Outstanding December 31, 2012	553,340	$12.76	7.13	$1,142,432
Granted	59,350	10.17
Cancelled or expired	(105,080)	20.61

Outstanding June 30, 2013	507,610	$7.61	6.78	$1,217,614

Exercisable, June 30, 2013	375,358	$6.87	6.44	$1,168,635

A summary of employee and nonemployee stock option activity for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Options Outstanding		Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
	Number of Shares	Weighted- Average Exercise Price
Outstanding January 1, 2010	220,000	$4.00	9.13	$176,400
Granted	340,660	14.35
Exercised	(45,400)	4.00
Cancelled or expired	(3,600)	4.00

Outstanding December 31, 2010	511,660	$10.90	8.97	$1,693,760
Granted	67,615	26.73
Cancelled or expired	(19,285)	11.78

Outstanding December 31, 2011	559,990	$12.85	8.10	$11,737,710
Granted	2,400	33.80
Cancelled or expired	(9,050)	23.43

Outstanding December 31, 2012	553,340	$12.76	7.13	$1,142,432

Exercisable, December 31, 2012	401,458	$11.15	6.97	$1,082,482

Summary of Outstanding and Vested Stock Options Granted

The following table summarizes information about outstanding and vested stock options granted to employees and non-employees as of June 30, 2013 as follows:

	Options Outstanding			Options Vested and Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
4.00	175,000	5.84	$4.00	175,000	$4.00
4.80	33,840	6.55	4.80	24,348	4.80
10.00	292,970	7.32	10.00	175,910	10.00
11.75	5,600	9.79	11.75	—	—
12.50	200	7.44	12.50	100	12.50

Total	507,610	6.78	$7.61	375,358	$6.87

The following table summarizes information about outstanding and vested stock options granted to employees and non-employees as of December 31, 2012 as follows:

	Options Outstanding			Options Vested and Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
4.00	175,000	6.33	$4.00	175,000	$4.00
4.80	33,840	7.05	4.80	21,350	4.80
12.50	201,650	7.27	12.50	118,430	12.50
25.00	130,200	7.85	25.00	83,486	25.00
31.65	2,250	8.76	31.65	525	31.65
33.80	10,400	9.02	33.80	2,667	33.80

Total	553,340	7.13	$12.76	401,458	$11.15

Effects of Stock-Based Compensation Related to Stock Option Awards

The following table presents the effects of stock-based compensation related to stock option awards to employees and nonemployees on our Statement of Operations during the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Cost of revenues	$11,967	$5,191	$14,179	$8,431
Research and development	35,962	129,537	90,798	269,112
General and administrative	94,112	86,314	152,267	160,724
Sales and marketing	30,693	66,775	32,625	126,417

Total stock-based compensation	$172,734	$287,817	$289,869	$564,684

The following table presents the effects of stock-based compensation related to stock option awards to employees and nonemployees on our Statement of Operations during the periods presented:

Employee and Non Employee Compensation Expense

	Year Ended December 31,
	2012	2011	2010
Cost of revenues	$11,753	$9,603	$17,748
Research and development	460,321	423,950	64,038
General and administrative	297,175	263,693	323,380
Sales and marketing	146,112	245,871	50,809

Total stock-based compensation	$915,361	$943,117	$455,975

Employees [Member]
Weighted-Average Assumptions Used to Estimate the Fair Value of Options Granted

The following table presents the weighted-average assumptions used to estimate the fair value of options granted to employees during the periods presented:

	Three Months Ended June 30, 2013 A	Six Months Ended June 30,
		2013	2012
Volatility	77.11%	77.11%	74.39%
Risk free interest rate	0.76%	0.76%	1.43%
Dividend yield	0.00%	0.00%	0.00%
Term (years)	5.95	5.95	6.50
Weighted-average fair value of options granted during the period	$6.72	$6.72	$9.34

The following table presents the weighted-average assumptions used to estimate the fair value of options granted to employees during the periods presented:

	Year Ended December 31,
	2012	2011	2010
Volatility	77.39%	76.13%	78.02%
Risk free interest rate	1.43%	2.67%	3.20%
Dividend yield	—	—	—
Term (years)	6.50	6.44	6.47
Weighted-average fair value of options granted during the period	$23.35	$10.60	$4.60

Non-employees [Member]
Weighted-Average Assumptions Used to Estimate the Fair Value of Options Granted

The following table presents the weighted-average assumptions used to estimate the fair value of options reaching their measurement date for non-employees during the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Volatility	76.21%	74.93%	76.04%	74.90%
Risk free interest rate	1.23%	1.44%	1.24%	1.45%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Term (years)	7.46	8.35	7.58	8.52

The following table presents the weighted-average assumptions used to estimate the fair value of options reaching their measurement date for non-employees during the periods presented:

	Year Ended December 31,
	2012	2011	2010
Volatility	75.01%	75.45%	77.89%
Risk free interest rate	1.26%	2.85%	2.76%
Dividend yield	—	—	—
Term (years)	8.28	9.23	9.86